Share Capital	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Share capital	Share capital
Authorized capital stock
The authorized capital stock of the Company is as follows:
•Unlimited number of Common Shares, without par value
•Unlimited number of Class A Preferred Shares, without par value, issuable in series
•Unlimited number of Class B Preferred Shares, without par value, issuable in series

Common shares

In millions	As at December 31,	2024	2023	2022
Issued common shares		628.8	643.8	672.4
Common shares in Share Trusts		(0.9)	(1.1)	(1.4)
Outstanding common shares		627.9	642.7	671.0

Repurchase of common shares
The Company may repurchase its common shares pursuant to a Normal Course Issuer Bid (NCIB) at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange. The Company may repurchase up to 32.0 million common shares between February 1, 2024 and January 31, 2025 under its NCIB. As at December 31, 2024, the Company had repurchased 13.3 million common shares under this NCIB.
On June 20, 2024, the Canadian government enacted legislation implementing a two percent tax on net share repurchases made on or after January 1, 2024. As a result, the Company has accrued a liability of $51 million for the net share repurchases made during the year ended December 31, 2024, which was accounted for as a direct cost of common share repurchases and recorded in Shareholders’ equity. The tax obligation is required to be paid within the first quarter of the following year.

In millions, except per share data	Year ended December 31,	2024	2023	2022
Number of common shares repurchased		15.4	29.1	30.2
Weighted-average price per share (1)		$172.07	$156.37	$156.00
Amount of repurchase (1)		$2,651	$4,551	$4,709
(1)Includes brokerage fees and tax on share repurchases.

See Note 24 – Subsequent event for information on the Company's new NCIB.

Share Trusts
The Company's Share Trusts purchase CN's common shares on the open market, which are used to deliver common shares under the Share Units Plan and the Employee Share Investment Plan (ESIP) (see Note 19 – Stock-based compensation). Shares purchased by the Share Trusts are retained until the Company instructs the trustee to transfer shares to the participants of the Share Units Plan or the ESIP. Common shares purchased by the Share Trusts are accounted for as treasury stock. The Share Trusts may sell shares on the open market to facilitate the remittance of the Company's employee tax withholding obligations under the Share Units Plan.

Share purchases

In millions, except per share data	Year ended December 31,	2024	2023	2022
Share purchases by Share Units Plan Share Trusts
Number of common shares		0.1	—	0.5
Weighted-average price per share		$173.49	$—	$170.85
Amount of purchase		$20	$—	$81
Share purchases by ESIP Share Trusts
Number of common shares		0.2	0.2	0.2
Weighted-average price per share		$163.11	$156.89	$155.53
Amount of purchase		$30	$28	$24
Total purchases		$50	$28	$105

Share settlements

In millions, except per share data	Year ended December 31,	2024	2023	2022
Share settlements by Share Units Plan Share Trusts
Number of common shares		0.3	0.3	0.2
Weighted-average price per share		$127.87	$122.08	$88.23
Amount of settlement		$37	$31	$15
Share settlements by ESIP Share Trusts
Number of common shares		0.2	0.2	0.2
Weighted-average price per share		$157.51	$151.32	$141.60
Amount of settlements		$28	$23	$23
Total settlements		$65	$54	$38